FlexShares® Trust

FlexShares® Morningstar Global Upstream Natural Resources Index Fund

FlexShares® iBoxx 3-Year Target Duration TIPS Index Fund

FlexShares® iBoxx 5-Year Target Duration TIPS Index Fund

FlexShares® Morningstar US Market Factor Tilt Index Fund

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

FlexShares® Quality Dividend Index Fund

FlexShares® Quality Dividend Dynamic Index Fund

FlexShares® Quality Dividend Defensive Index Fund

FlexShares® International Quality Dividend Index Fund

FlexShares® International Quality Dividend Dynamic Index Fund

FlexShares® International Quality Dividend Defensive Index Fund

SUPPLEMENT DATED MARCH 1, 2013 TO PROSPECTUS DATED MARCH 1, 2013 AND STATEMENT OF ADDITIONAL INFORMATION DATED MARCH 1, 2013

The following information supplements the information found in the prospectus and the statement of additional information for the FlexShares® Trust.

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The following Funds are not operational and are unavailable for purchase:

FlexShares® International Quality Dividend Index Fund
FlexShares® International Quality Dividend Dynamic Index Fund
FlexShares® International Quality Dividend Defensive Index Fund

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Please retain for future reference.